As filed with the Securities and Exchange Commission on
January 18, 2012
Securities Act File No. 033-18781
Investment Company Act File No. 811-5407

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-effective Amendment No. __	☐
Post-effective Amendment No. 39	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 41	☑
TRUST FOR CREDIT UNIONS
(Exact Name of Registrant as Specified in Charter)
4400 Computer Drive,
Westborough, MA 01581
(Address of Principal Executive Offices)
(800) 342-5828
(Registrant’s Telephone Number, including Area Code)
Jay Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001,
Washington, DC 20036
(Name and Address of Agent for Service)
With Copies to:
Mary Jo Reilly, Esq.
Drinker Biddle & Reath LLP
One Logan Square
Ste. 2000
Philadelphia, PA 19103-6996
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b)

☐	on ____________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 18th day of January, 2012.
TRUST FOR CREDIT UNIONS

By:	/s/ Jay Johnson
Jay Johnson
Treasurer
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 18, 2012.

Name	Title	Date
*Rudolf J. Hanley
Rudolf J. Hanley	Chairman and Trustee	January 18, 2012

/s/ Charles W. Filson Charles W. Filson	President (Principal Executive Officer)	January 18, 2012

/s/ Jay Johnson Jay Johnson	Treasurer (Principal Financial and Accounting Officer)	January 18, 2012

*James C. Barr
James C. Barr	Trustee	January 18, 2012

*Robert M. Coen
Robert M. Coen	Trustee	January 18, 2012

*Stanley C. Hollen
Stanley C. Hollen	Vice Chairman and Trustee	January 18, 2012

*Gary Oakland
Gary Oakland	Trustee	January 18, 2012

*Eugene A. O’Rourke
Eugene A. O’Rourke	Trustee	January 18, 2012

*Wendell A. Sebastian
Wendell A. Sebastian	Trustee	January 18, 2012

By:	/s/ Jay Johnson
Jay Johnson
Attorney-in-fact

*	Pursuant to a power of attorney incorporated by reference (Accession No. 0000950123-10-094632).

SCHEDULE OF EXHIBITS TO FORM N-1A
Trust for Credit Unions

Exhibit
Number	Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase